Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information on segments [Line Items]
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	$ (956,928)	$ (783,048)	$ (912,602)
Elimination of intercompany sales	(101,048)	(58,690)	(98,879)
Elimination of cost of sales and operating expenses intercompany	101,048	58,690	98,879
Elimination of share in the results of subsidiaries and associates	(168,161)	(23,467)	(307)
Other	1,815	3,767	358
Profit from continuing operations	417,285	39,530	124,388
Operating segments
Disclosure of information on segments [Line Items]
Profit from continuing operations	$ 1,540,559	$ 842,278	$ 1,037,119